Related party transactions - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Monitoring fee	€ 218	€ 709	€ 776
Non-convertible equity certificates	€ 0	4,891	4,494
Warrants held by related parties (in shares)	9,766,667
Warrant liabilities	€ 30,979	0	0	€ 0
Non-Convertible Preferred Equity Certificates | Executive Committee Members
Disclosure of transactions between related parties [line items]
Nominal value of NC-PECs, including accrued interest	1,900
Global Blue Management Equity Plan | Senior Management
Disclosure of transactions between related parties [line items]
Non-convertible equity certificates	3,000
Entities with significant influence over entity
Disclosure of transactions between related parties [line items]
Monitoring fee	(950)	460	700
Shareholders
Disclosure of transactions between related parties [line items]
Warrant liabilities	€ 9,864	€ 0	€ 0